TAXES ON INCOME - Tax rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Statutory corporate income tax rate (in percent)	23.00%
Preferred Technological Enterprise regime (in percent)	7.50%	7.50%
Withholding tax rate on dividends distributed to foreign companies	20.00%
Withholding tax rate on dividends distributed to Israeli corporation	0.00%